STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Outstanding at ending of period	1,190	1,323	1,210	1,323
Weighted Average Remaining Contractual Life, Beginning balance	4 years 7 months 6 days	4 years 10 months 24 days	4 years 10 months 24 days	5 years 8 months 12 days
Weighted Average Remaining Contractual Life, Ending balance	4 years 2 months 12 days	4 years 8 months 12 days	4 years 6 months	4 years 5 months 30 days
Warrants [Member]
Outstanding at beginning of period	4,938,062	1,563,182	1,563,182	9,642
Warrants granted		245,960	3,954,151	2,426,413
Warrants exercised	(920,324)	(579,219)	(579,219)	(872,873)
Warrants expired/forfeited			(52)	0
Outstanding at ending of period	4,017,738	1,229,923	4,938,062	1,563,182
Weighted Average Exercise Price Per Share, Beginning balance	$ 3.30	$ 10.40	$ 10.40	$ 1,716.00
Weighted Average Exercise Price Per Share, Warrants granted		8.29	1.97	11.50
Weighted Average Exercise Price Per Share, Warrants exercised	1.55	8.39	8.39	17.10
Weighted Average Exercise Price Per Share, Warrants expired	2,163.68		2,163.68	0
Weighted Average Exercise Price Per Share, Ending balance	$ 3.70	$ 9.31	$ 3.30	$ 10.40
Weighted Average Remaining Contractual Life, Beginning balance	3 years 10 months 24 days	4 years 9 months 18 days	4 years 9 months 18 days	4 years 7 months 6 days
Weighted Average Remaining Contractual Life, Warrants Granted		4 years 6 months	3 years 10 months 24 days
Weighted Average Remaining Contractual Life, Ending balance	3 years 4 months 24 days	4 years 6 months	3 years 10 months 24 days	4 years 9 months 18 days
Aggregate Intrinsic Value, Beginning balance	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, Warrants granted	0		0	0
Aggregate Intrinsic Value, Warrants Expired	0		0	0
Aggregate Intrinsic Value, Ending balance	$ 0		$ 0	$ 0
Exercise Price Per Share, Warrants granted		$ 8.29
Exercise Price Per Share, Warrants Exercised	$ 1.55
Weighted Average Remaining Contractual Life, Warrants exercised	4 years 9 months 18 days	4 years 6 months
Warrants [Member] | Bottoms [Member]
Exercise Price Per Share, Beginning balance	$ 1.30	$ 9.60	$ 9.60	$ 1,485.00
Exercise Price Per Share, Warrants granted	0		1.30	9.60
Exercise Price Per Share, Warrants Exercised	0	8.29	8.29	9.60
Exercise Price Per Share, Warrants Expired			1,650.00
Exercise Price Per Share, Ending balance	1.30	8.29	1.30	9.60
Warrants [Member] | Tops [Member]
Exercise Price Per Share, Beginning balance	$ 1,485.00	4,675.00	4,675.00	5,841.00
Exercise Price Per Share, Warrants granted			8.29	297.00
Exercise Price Per Share, Warrants Exercised		$ 9.60	9.60	297.00
Exercise Price Per Share, Warrants Expired			4,675.00	0
Exercise Price Per Share, Ending balance			$ 1,485.00	$ 0